Quarterly Holdings Report
for

Fidelity® Blue Chip Growth K6 Fund

October 31, 2020

BCFK6-QTLY-1220
1.9884004.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 15.5%
Entertainment - 3.9%
Activision Blizzard, Inc.	337,574	$25,564,479
CD Projekt RED SA (a)	145	12,285
CD Projekt RED SA ADR (a)	72,782	1,601,204
Netflix, Inc. (a)	133,292	63,412,336
Nintendo Co. Ltd.	6,564	3,549,081
Nintendo Co. Ltd. ADR	17,568	1,189,881
Roku, Inc. Class A (a)	49,185	9,955,044
Sea Ltd. ADR (a)(b)	364,925	57,548,673
Spotify Technology SA (a)	18,963	4,549,034
Take-Two Interactive Software, Inc. (a)	4,447	688,929
		168,070,946
Interactive Media & Services - 11.3%
Alphabet, Inc. Class A (a)	141,835	229,220,962
Facebook, Inc. Class A (a)	721,719	189,891,486
Match Group, Inc. (a)	100,343	11,718,056
Pinterest, Inc. Class A (a)	44,700	2,635,065
Snap, Inc. Class A (a)	348,620	13,732,142
Tencent Holdings Ltd.	369,714	28,248,240
Twitter, Inc. (a)	61,384	2,538,842
Yandex NV Series A (a)	49,721	2,862,438
Zillow Group, Inc. Class C (a)(c)	12,700	1,125,474
Zoominfo Technologies, Inc.	169,837	6,452,108
		488,424,813
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	109,307	11,976,768

TOTAL COMMUNICATION SERVICES		668,472,527

CONSUMER DISCRETIONARY - 29.4%
Automobiles - 3.5%
Ford Motor Co.	219,800	1,699,054
General Motors Co.	74,500	2,572,485
Harley-Davidson, Inc. (c)	229,873	7,558,224
Neutron Holdings, Inc. warrants (a)(d)(e)(f)	491,550	0
NIO, Inc. sponsored ADR (a)	38,400	1,174,272
Tesla, Inc. (a)(b)	343,110	133,140,404
XPeng, Inc. ADR (a)(c)	197,000	3,817,860
		149,962,299
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	47,385	7,489,199
FSN Ecommerce Ventures Pvt Ltd. (e)(f)	20,980	1,705,293
		9,194,492
Hotels, Restaurants & Leisure - 3.2%
Boyd Gaming Corp.	153,130	4,857,284
Caesars Entertainment, Inc. (a)	318,238	14,263,427
Chipotle Mexican Grill, Inc. (a)	18,355	22,053,165
Churchill Downs, Inc.	49,045	7,315,062
Darden Restaurants, Inc.	45,226	4,157,174
Dunkin' Brands Group, Inc.	78,500	7,827,235
Evolution Gaming Group AB (g)	36,204	2,689,342
Hilton Worldwide Holdings, Inc.	51,872	4,554,880
Kambi Group PLC (a)	46,800	1,519,959
Las Vegas Sands Corp.	116,164	5,582,842
Marriott International, Inc. Class A	64,645	6,004,228
Penn National Gaming, Inc. (a)	431,597	23,297,606
Starbucks Corp.	165,012	14,349,444
Texas Roadhouse, Inc. Class A	77,075	5,397,562
Vail Resorts, Inc.	26,098	6,055,780
Wendy's Co.	176,934	3,866,008
Wynn Resorts Ltd.	60,352	4,371,295
		138,162,293
Household Durables - 1.1%
D.R. Horton, Inc.	30,371	2,029,087
iRobot Corp. (a)(c)	36,199	2,880,716
KB Home	57,563	1,856,407
Lennar Corp. Class A	49,284	3,461,215
Purple Innovation, Inc. (a)	16,700	473,779
Sony Corp. sponsored ADR	46,201	3,865,176
Taylor Morrison Home Corp. (a)	198,143	4,279,889
Tempur Sealy International, Inc. (a)	41,649	3,706,761
Toll Brothers, Inc.	108,632	4,592,961
TRI Pointe Homes, Inc. (a)	249,421	4,097,987
Tupperware Brands Corp.	449,300	14,251,796
Whirlpool Corp.	23,888	4,418,324
		49,914,098
Internet & Direct Marketing Retail - 12.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	172,729	52,628,799
Amazon.com, Inc. (a)	124,360	377,575,614
Bygghemma Group First AB (a)	34,030	531,575
Delivery Hero AG (a)(g)	17,593	2,023,971
eBay, Inc.	102,500	4,882,075
Etsy, Inc. (a)	22,308	2,712,430
Expedia, Inc.	85,894	8,086,920
Farfetch Ltd. Class A (a)	157,630	4,434,132
Fiverr International Ltd. (a)	17,662	2,586,070
JD.com, Inc.:
Class A	35,530	1,449,216
sponsored ADR (a)	110,522	9,009,753
Jumia Technologies AG ADR (a)(c)	93,100	1,392,776
Kogan.Com Ltd.	95,463	1,381,925
MercadoLibre, Inc. (a)	13,246	16,081,306
Mercari, Inc. (a)	9,300	390,994
Ocado Group PLC (a)	78,658	2,319,277
Overstock.com, Inc. (a)(c)	39,200	2,199,120
Pinduoduo, Inc. ADR (a)	323,785	29,134,174
The RealReal, Inc. (a)(c)	361,484	4,551,084
THG Holdings Ltd.	164,500	1,405,672
Wayfair LLC Class A (a)	66,214	16,423,058
		541,199,941
Leisure Products - 0.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)	17,200	474,234
Mattel, Inc. (a)	100,100	1,378,377
Peloton Interactive, Inc. Class A (a)	29,587	3,260,783
Vista Outdoor, Inc. (a)	214,118	4,233,113
		9,346,507
Multiline Retail - 0.6%
Dollar General Corp.	18,843	3,932,723
Dollar Tree, Inc. (a)	84,403	7,623,279
Nordstrom, Inc. (c)	78,106	945,083
Ollie's Bargain Outlet Holdings, Inc. (a)	66,312	5,775,112
Target Corp.	46,707	7,109,740
		25,385,937
Specialty Retail - 4.8%
American Eagle Outfitters, Inc. (c)	394,031	5,402,165
Burlington Stores, Inc. (a)	46,232	8,949,591
Carvana Co. Class A (a)(b)(c)	175,690	32,564,142
Cazoo Holdings Ltd. (e)(f)	35,514	488,839
Dick's Sporting Goods, Inc.	73,070	4,139,416
Five Below, Inc. (a)	86,604	11,547,777
Floor & Decor Holdings, Inc. Class A (a)	187,268	13,670,564
John David Group PLC	46,404	445,583
Lowe's Companies, Inc.	412,041	65,143,682
RH (a)(c)	66,993	22,458,063
Signet Jewelers Ltd.	103,600	2,308,208
The Home Depot, Inc.	130,659	34,848,062
Vroom, Inc. (c)	42,746	1,756,861
Williams-Sonoma, Inc.	25,848	2,357,596
		206,080,549
Textiles, Apparel & Luxury Goods - 3.3%
adidas AG	30,588	9,084,200
Allbirds, Inc. (a)(e)(f)	11,760	135,946
Anta Sports Products Ltd.	30,402	334,510
Aritzia LP (a)	124,556	1,881,008
Capri Holdings Ltd. (a)	104,200	2,211,124
Crocs, Inc. (a)	317,466	16,612,996
Deckers Outdoor Corp. (a)	30,443	7,713,343
lululemon athletica, Inc. (a)	130,001	41,508,019
LVMH Moet Hennessy Louis Vuitton SE	10,281	4,819,195
Moncler SpA	87,149	3,487,474
NIKE, Inc. Class B	340,887	40,933,711
Puma AG	14,700	1,284,711
PVH Corp.	139,036	8,104,408
VF Corp.	73,149	4,915,613
		143,026,258

TOTAL CONSUMER DISCRETIONARY		1,272,272,374

CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)	12,188	12,665,526
Constellation Brands, Inc. Class A (sub. vtg.)	17,700	2,924,571
Keurig Dr. Pepper, Inc.	190,510	5,124,719
Monster Beverage Corp. (a)	122,608	9,388,095
Nongfu Spring Co. Ltd. (H Shares) (a)	197,000	902,096
		31,005,007
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	124,649	4,772,810
Costco Wholesale Corp.	33,441	11,959,170
Performance Food Group Co. (a)	97,595	3,280,168
Zur Rose Group AG (a)	2,530	704,962
		20,717,110
Food Products - 0.1%
Act II Global Acquisition Corp. Class A (a)	49,296	403,734
Bunge Ltd.	17,000	964,410
Darling Ingredients, Inc. (a)	23,000	989,000
Freshpet, Inc. (a)	12,092	1,384,534
JDE Peet's BV	46,773	1,666,910
		5,408,588
Household Products - 0.1%
Reckitt Benckiser Group PLC	27,045	2,382,355
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	31,300	820,686
Herbalife Nutrition Ltd. (a)	109,387	4,937,729
Nu Skin Enterprises, Inc. Class A	8,900	439,215
		6,197,630
Tobacco - 0.1%
JUUL Labs, Inc. Class A (a)(e)(f)	23,134	1,571,955
Swedish Match Co. AB	44,921	3,385,330
		4,957,285

TOTAL CONSUMER STAPLES		70,667,975

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd.	782,242	21,558,762
Reliance Industries Ltd.	52,149	826,150
Reliance Industries Ltd. sponsored GDR (g)	46,448	2,549,995
Renewable Energy Group, Inc. (a)	30,600	1,725,840
		26,660,747
FINANCIALS - 0.8%
Banks - 0.0%
Kotak Mahindra Bank Ltd. (a)	72,602	1,506,105
Capital Markets - 0.1%
London Stock Exchange Group PLC	17,755	1,913,952
Shift Technologies, Inc. Class A (a)	140,652	1,251,803
		3,165,755
Consumer Finance - 0.2%
Ally Financial, Inc.	237,496	6,336,393
Capital One Financial Corp.	54,037	3,949,024
		10,285,417
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(e)(f)	274,458	2,407,370
DiamondPeak Holdings Corp. (e)	366,333	4,302,581
dMY Technology Group, Inc.	79,110	881,285
MultiPlan Corp. (e)	279,899	1,838,936
MultiPlan Corp. warrants (a)(e)	13,856	90
Netfin Acquisition Corp. Class A (a)	127,900	1,317,370
Social Capital Hedosophia Holdings Corp. II Class A (a)	61,200	1,006,128
Spartan Energy Acquisition Corp. (a)	95,300	966,342
		12,720,102
Insurance - 0.1%
eHealth, Inc. (a)	63,444	4,257,727
Root, Inc.	14,000	335,580
		4,593,307
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	65,160	1,680,428

TOTAL FINANCIALS		33,951,114

HEALTH CARE - 8.2%
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc. (a)	39,472	1,833,474
Acceleron Pharma, Inc. (a)	40,613	4,247,308
ADC Therapeutics SA (a)	42,747	1,226,411
Agios Pharmaceuticals, Inc. (a)	38,269	1,533,439
Akouos, Inc. (a)	25,423	493,460
Allakos, Inc. (a)(c)	7,090	674,472
Alnylam Pharmaceuticals, Inc. (a)	83,097	10,218,438
Annexon, Inc. (a)	48,643	1,012,261
Arcutis Biotherapeutics, Inc. (a)	37,399	666,450
Argenx SE ADR (a)	7,705	1,911,842
Ascendis Pharma A/S sponsored ADR (a)	45,096	7,366,432
Atea Pharmaceuticals, Inc.	19,900	477,600
Avidity Biosciences, Inc.	21,449	530,434
BeiGene Ltd. (a)	52,241	1,159,713
BeiGene Ltd. ADR (a)	13,809	4,094,645
BioNTech SE ADR (a)	6,402	546,475
BioXcel Therapeutics, Inc. (a)	7,327	334,771
Bridgebio Pharma, Inc. (a)(c)	12,712	487,887
CareDx, Inc. (a)	9,100	446,355
Cibus Corp. Series C (a)(e)(f)(h)	268,210	407,679
Coherus BioSciences, Inc. (a)(c)	50,159	836,151
Crinetics Pharmaceuticals, Inc.(a)	28,530	344,642
FibroGen, Inc. (a)	45,536	1,747,672
Forma Therapeutics Holdings, Inc.	16,849	726,529
Fusion Pharmaceuticals, Inc. (a)	28,458	352,879
Generation Bio Co.	8,895	229,847
Generation Bio Co.	39,319	965,203
Global Blood Therapeutics, Inc. (a)	42,410	2,242,641
Inhibrx, Inc.	1,880	32,035
Insmed, Inc. (a)	22,976	756,829
Ionis Pharmaceuticals, Inc. (a)	17,865	838,762
Karuna Therapeutics, Inc. (a)	17,539	1,423,991
Mirati Therapeutics, Inc. (a)	5,623	1,220,978
Moderna, Inc. (a)	75,623	5,102,284
Neurocrine Biosciences, Inc. (a)	45,912	4,530,137
Novavax, Inc. (a)	5,100	411,621
Prelude Therapeutics, Inc.	18,500	651,755
Protagonist Therapeutics, Inc. (a)	21,209	401,911
Regeneron Pharmaceuticals, Inc. (a)	61,698	33,536,565
Relay Therapeutics, Inc. (a)	16,485	608,956
Revolution Medicines, Inc.	35,607	1,074,975
Sage Therapeutics, Inc. (a)	48,061	3,526,716
Sarepta Therapeutics, Inc. (a)	49,068	6,668,832
Scholar Rock Holding Corp. (a)	8,500	330,650
Seagen, Inc. (a)	10,918	1,821,122
Shattuck Labs, Inc.	20,900	540,265
Taysha Gene Therapies, Inc.	24,500	509,600
Turning Point Therapeutics, Inc. (a)	53,661	4,947,008
Vaxcyte, Inc.	40,176	1,501,377
Xencor, Inc. (a)	34,980	1,342,532
Zai Lab Ltd. ADR (a)	45,141	3,703,819
		122,597,830
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. (a)	2,700	1,150,416
Atricure, Inc. (a)	6,770	233,971
Axonics Modulation Technologies, Inc. (a)	75,772	3,552,949
Danaher Corp.	32,869	7,544,750
DexCom, Inc. (a)	48,715	15,568,340
Hologic, Inc. (a)	64,002	4,404,618
InMode Ltd. (a)	52,990	1,937,314
Insulet Corp. (a)	30,179	6,707,283
Intuitive Surgical, Inc. (a)	51,926	34,638,796
Novocure Ltd. (a)	26,350	3,217,335
Outset Medical, Inc.	15,800	734,226
Pulmonx Corp.	4,900	206,094
Quidel Corp. (a)	61,265	16,436,787
Shockwave Medical, Inc. (a)	82,707	5,650,542
Tandem Diabetes Care, Inc. (a)	77,572	8,455,348
West Pharmaceutical Services, Inc.	17,414	4,737,827
		115,176,596
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	66,881	1,886,713
Alignment Healthcare Partners unit (e)(f)	27,540	416,658
Centene Corp. (a)	70,300	4,154,730
Guardant Health, Inc. (a)	50,512	5,387,610
Humana, Inc.	27,810	11,103,977
Oak Street Health, Inc. (a)	6,309	300,245
Owens & Minor, Inc.	39,700	997,264
		24,247,197
Health Care Technology - 0.1%
American Well Corp. (c)	36,500	942,065
GoodRx Holdings, Inc. (c)	58,900	2,850,171
Kronos Bio, Inc.	35,700	1,002,813
		4,795,049
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	32,799	4,490,183
Avantor, Inc. (a)	75,400	1,754,558
Berkeley Lights, Inc. (a)	4,986	361,834
Bio-Rad Laboratories, Inc. Class A (a)	3,600	2,111,112
Eurofins Scientific SA (a)	954	759,754
Nanostring Technologies, Inc. (a)	32,454	1,189,439
Thermo Fisher Scientific, Inc.	54,445	25,759,018
		36,425,898
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	188,250	9,442,620
Graybug Vision, Inc.	51,259	674,568
Hansoh Pharmaceutical Group Co. Ltd. (a)(g)	213,270	950,465
Harmony Biosciences Holdings, Inc. (a)(c)	17,014	661,845
Horizon Therapeutics PLC (a)	111,698	8,369,531
Intra-Cellular Therapies, Inc. (a)	64,438	1,589,685
Nektar Therapeutics (a)	93,309	1,478,015
OptiNose, Inc. (a)	93,825	300,240
Roche Holding AG (participation certificate)	9,561	3,072,251
Zoetis, Inc. Class A	164,702	26,113,502
		52,652,722

TOTAL HEALTH CARE		355,895,292

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Avon Rubber PLC	17,026	865,744
Axon Enterprise, Inc. (a)	38,068	3,764,925
		4,630,669
Air Freight & Logistics - 0.5%
FedEx Corp.	57,858	15,012,415
United Parcel Service, Inc. Class B	28,600	4,493,346
		19,505,761
Airlines - 0.1%
Delta Air Lines, Inc.	40,100	1,228,664
JetBlue Airways Corp. (a)	186,904	2,237,241
Southwest Airlines Co.	17,098	675,884
		4,141,789
Building Products - 0.2%
Builders FirstSource, Inc. (a)	55,200	1,672,560
Carrier Global Corp.	53,800	1,796,382
Fortune Brands Home & Security, Inc.	22,987	1,858,959
The AZEK Co., Inc.	131,353	4,392,444
		9,720,345
Commercial Services & Supplies - 0.1%
HNI Corp.	12,936	421,067
HomeServe PLC	147,870	2,116,800
		2,537,867
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	80,684	5,239,619
Electrical Equipment - 0.2%
Bloom Energy Corp. Class A (a)(c)	119,000	1,504,160
Generac Holdings, Inc. (a)	2,100	441,315
Sunrun, Inc. (a)	120,250	6,255,405
		8,200,880
Industrial Conglomerates - 0.0%
General Electric Co.	179,400	1,331,148
Machinery - 0.0%
Deere & Co.	3,900	881,049
Professional Services - 0.1%
Boa Vista Servicos SA (a)	427,500	1,011,019
Equifax, Inc.	770	105,182
Manpower, Inc.	16,683	1,132,275
Upwork, Inc. (a)	153,300	2,828,385
		5,076,861
Road & Rail - 2.7%
Lyft, Inc. (a)	2,141,866	48,898,801
Uber Technologies, Inc. (a)	1,963,272	65,592,918
		114,491,719
Trading Companies & Distributors - 0.0%
BMC Stock Holdings, Inc. (a)	42,400	1,678,616

TOTAL INDUSTRIALS		177,436,323

INFORMATION TECHNOLOGY - 38.2%
Electronic Equipment & Components - 0.3%
II-VI, Inc. (a)(c)	305,577	13,894,586
IT Services - 5.4%
Alliance Data Systems Corp.	36,928	1,903,269
Endava PLC ADR (a)	31,938	2,040,838
MasterCard, Inc. Class A	100,538	29,019,288
MongoDB, Inc. Class A (a)	15,779	3,605,028
PayPal Holdings, Inc. (a)	285,957	53,225,176
Repay Holdings Corp. (a)	64,735	1,458,480
Riskified Ltd. (a)(e)(f)	32,650	310,645
Riskified Ltd. warrants (a)(e)(f)	273	0
Shopify, Inc. Class A (a)	24,130	22,245,132
Snowflake Computing, Inc. (c)	13,400	3,350,268
Snowflake Computing, Inc. Class B	2,136	480,638
Square, Inc. (a)	112,482	17,421,212
Twilio, Inc. Class A (a)	89,365	24,930,154
Visa, Inc. Class A	378,464	68,770,693
Wix.com Ltd. (a)	21,295	5,266,679
		234,027,500
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (a)	369,705	27,835,089
Allegro MicroSystems LLC (a)	28,200	516,060
Array Technologies, Inc.	212,500	7,830,625
Cirrus Logic, Inc. (a)	36,160	2,490,339
Enphase Energy, Inc. (a)	78,872	7,736,554
First Solar, Inc. (a)	32,500	2,828,963
Inphi Corp. (a)	3,300	461,208
Lam Research Corp.	1,300	444,704
Lattice Semiconductor Corp. (a)	66,965	2,337,079
Marvell Technology Group Ltd.	2,829,895	106,149,361
MediaTek, Inc.	73,000	1,730,015
Micron Technology, Inc. (a)	469,636	23,641,476
NVIDIA Corp. (b)	337,757	169,337,850
NXP Semiconductors NV	434,421	58,698,966
ON Semiconductor Corp. (a)	165,500	4,152,395
SolarEdge Technologies, Inc. (a)	23,244	5,989,746
Synaptics, Inc. (a)	17,895	1,372,010
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,291	2,372,766
Universal Display Corp.	25,285	5,014,268
		430,939,474
Software - 13.3%
Adobe, Inc. (a)	139,937	62,565,833
Anaplan, Inc. (a)	16,300	902,205
Atlassian Corp. PLC (a)	6,700	1,283,854
Autodesk, Inc. (a)	13,000	3,062,020
Avalara, Inc. (a)	17,249	2,570,963
Bill.Com Holdings, Inc. (a)	27,605	2,760,500
Cloudflare, Inc. (a)	36,809	1,912,964
Coupa Software, Inc. (a)	12,293	3,290,836
Crowdstrike Holdings, Inc. (a)	52,691	6,525,253
Digital Turbine, Inc. (a)	44,800	1,283,968
DocuSign, Inc. (a)	51,952	10,507,292
Elastic NV (a)	65,455	6,637,792
Epic Games, Inc. (e)(f)	607	349,025
FireEye, Inc. (a)	60,800	841,472
Five9, Inc. (a)	17,160	2,603,515
HubSpot, Inc. (a)	30,520	8,852,936
Intuit, Inc.	2,800	881,104
Lightspeed POS, Inc.	34,000	1,089,020
Lightspeed POS, Inc. (a)	127,271	4,071,373
Microsoft Corp.	1,357,838	274,921,460
Ming Yuan Cloud Group Holdings Ltd.	55,900	238,670
nCino, Inc. (a)	10,600	747,512
Nuance Communications, Inc. (a)	40,600	1,295,546
Paycom Software, Inc. (a)	2,600	946,634
RingCentral, Inc. (a)	27,339	7,062,757
Salesforce.com, Inc. (a)	495,923	115,188,035
ServiceNow, Inc. (a)	35,901	17,863,261
Slack Technologies, Inc. Class A (a)(c)	184,977	4,731,712
The Trade Desk, Inc. (a)(b)	21,062	11,930,570
Workday, Inc. Class A (a)	55,293	11,618,165
Zendesk, Inc. (a)	4,200	465,948
Zoom Video Communications, Inc. Class A (a)	17,880	8,241,071
		577,243,266
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	3,646,948	397,006,765
Corsair Gaming, Inc.	44,200	1,062,568
		398,069,333

TOTAL INFORMATION TECHNOLOGY		1,654,174,159

MATERIALS - 0.4%
Chemicals - 0.3%
LG Chemical Ltd.	770	418,945
Olin Corp.	126,500	2,093,575
The Chemours Co. LLC	395,755	7,970,506
		10,483,026
Construction Materials - 0.0%
Eagle Materials, Inc.	5,000	426,250
Containers & Packaging - 0.0%
WestRock Co.	35,200	1,321,760
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd. (Canada)	5,000	395,819
ArcelorMittal SA Class A unit (a)	145,462	1,978,283
Sunshine Silver Mining & Refining Corp.	101,100	677,370
		3,051,472

TOTAL MATERIALS		15,282,508

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings, Inc. ADR (a)	86,498	6,033,236
Redfin Corp. (a)	236,702	9,887,043
		15,920,279
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	13,700	915,390
TOTAL COMMON STOCKS
(Cost $2,745,688,252)		4,291,648,688

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(e)(f)	158,250	226,298
Series D (a)(e)(f)	553,263	791,166
		1,017,464
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rivian Automotive, Inc. Series E (e)(f)	225,415	3,491,678
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(e)(f)	9,181	119,208
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series E (a)(e)(f)	11,802	231,319
Specialty Retail - 0.0%
Fanatics, Inc. Series E (e)(f)	106,949	1,849,148
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(e)(f)	4,640	53,638
Series B (a)(e)(f)	815	9,421
Series C (a)(e)(f)	7,790	90,052
Series Seed (a)(e)(f)	2,495	28,842
		181,953
TOTAL CONSUMER DISCRETIONARY		5,873,306
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (e)(f)	7,913	302,118
Roofoods Ltd. Series F (a)(e)(f)	337	138,649
Sweetgreen, Inc.:
Series C (a)(e)(f)	1,240	18,414
Series D (a)(e)(f)	19,947	296,213
Series H (a)(e)(f)	211,642	3,142,884
Series I (a)(e)(f)	47,013	698,143
		4,596,421
Food Products - 0.0%
Agbiome LLC Series C (a)(e)(f)	68,700	435,125
Tobacco - 0.1%
JUUL Labs, Inc. Series E (a)(e)(f)	12,508	849,919
TOTAL CONSUMER STAPLES		5,881,465
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (e)(f)	47,507	511,503
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(e)(f)	6,504	67,967
Nuvation Bio, Inc. Series A (a)(e)(f)	658,600	1,175,812
		1,243,779
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series N (e)(f)	8,141	2,198,070
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Riskified Ltd. Series E (e)(f)	32,500	309,218
Software - 0.1%
ACV Auctions, Inc.:
Series E (e)(f)	76,518	453,300
Series E1 (e)(f)	127,066	752,752
Bird Rides, Inc.:
Series C (a)(e)(f)	146,154	1,569,694
Series D (a)(e)(f)	22,200	238,428
Compass, Inc. Series E (a)(e)(f)	1,181	167,395
ContextLogic, Inc. Series G (a)(e)(f)	2,862	504,542
Nuvia, Inc. Series B (e)(f)	178,648	572,986
UiPath, Inc.:
Series A1 (a)(e)(f)	29,817	554,401
Series B1 (a)(e)(f)	1,485	27,611
Series B2 (a)(e)(f)	7,398	137,554
		4,978,663
TOTAL INFORMATION TECHNOLOGY		5,287,881

TOTAL CONVERTIBLE PREFERRED STOCKS		22,013,468

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (e)(f)	3,178,083	63,562
Series 1D (e)(f)	5,904,173	118,083
Volkswagen AG	5,700	830,477
Waymo LLC Series A2 (e)(f)	7,817	671,224
		1,683,346
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (e)(f)	1,159	15,953
Series B (e)(f)	20,299	279,409
Series C (e)(f)	412	5,671
Series D (e)(f)	72,515	998,146
		1,299,179
TOTAL CONSUMER DISCRETIONARY		2,982,525
TOTAL PREFERRED STOCKS
(Cost $25,161,113)		24,995,993
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (e)(f)	237,400	237,400
4% 6/12/27 (e)(f)	64,200	64,200
TOTAL CONVERTIBLE BONDS
(Cost $301,600)		301,600
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.10% (i)	6,757,166	6,758,518
Fidelity Securities Lending Cash Central Fund 0.11%(i)(j)	56,347,890	56,353,524
TOTAL MONEY MARKET FUNDS
(Cost $63,112,042)		63,112,042
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,834,263,007)		4,380,058,323
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(53,244,143)
NET ASSETS - 100%		$4,326,814,180

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Carvana Co. Class A	Chicago Board Options Exchange	104	$1,927,640	$290.00	1/15/21	$(45,760)
NVIDIA Corp.	Chicago Board Options Exchange	42	2,105,712	650.00	12/18/20	(17,325)
Sea Ltd. ADR	Chicago Board Options Exchange	141	2,223,570	190.00	12/18/20	(71,205)
Tesla, Inc.	Chicago Board Options Exchange	52	2,017,808	540.00	12/18/20	(21,840)
The Trade Desk, Inc.	Chicago Board Options Exchange	15	849,675	700.00	1/15/21	(37,875)
TOTAL WRITTEN OPTIONS						$(194,005)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $9,124,405.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,402,137 or 0.9% of net assets.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,213,773 or 0.2% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$90,303
ACV Auctions, Inc. Series E	11/6/19	$423,160
ACV Auctions, Inc. Series E1	9/4/20	$752,752
Agbiome LLC Series C	6/29/18	$435,125
Alignment Healthcare Partners unit	2/28/20	$333,747
Allbirds, Inc.	10/9/18	$128,974
Allbirds, Inc. Series A	10/9/18	$50,888
Allbirds, Inc. Series B	10/9/18	$8,938
Allbirds, Inc. Series C	10/9/18	$85,434
Allbirds, Inc. Series Seed	10/9/18	$27,363
Ant International Co. Ltd. Class C	5/16/18	$1,539,709
Bird Rides, Inc. Series C	12/21/18	$1,716,652
Bird Rides, Inc. Series D	9/30/19	$286,773
Blink Health LLC Series C	11/7/19	$302,087
Cazoo Holdings Ltd.	9/30/20	$486,896
Cazoo Holdings Ltd. Series A	9/30/20	$15,890
Cazoo Holdings Ltd. Series B	9/30/20	$278,299
Cazoo Holdings Ltd. Series C	9/30/20	$5,649
Cazoo Holdings Ltd. Series D	9/30/20	$994,178
Cibus Corp. Series C	2/16/18 - 5/10/19	$449,785
Compass, Inc. Series E	11/3/17	$79,692
ContextLogic, Inc. Series G	10/24/17	$385,033
DiamondPeak Holdings Corp.	10/23/20	$3,663,330
Epic Games, Inc.	7/30/20	$349,025
Fanatics, Inc. Series E	8/13/20	$1,849,148
FSN Ecommerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$1,727,161
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$645,585
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$342,963
MultiPlan Corp.	10/8/20	$2,771,277
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. warrants	6/4/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$581,081
Neutron Holdings, Inc. Series 1D	1/25/19	$1,431,762
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$237,400
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$64,200
Nuvation Bio, Inc. Series A	6/17/19	$508,030
Nuvia, Inc. Series B	9/18/20	$572,986
Riskified Ltd.	12/20/19 - 4/15/20	$295,211
Riskified Ltd. Series E	10/28/19	$309,218
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$3,491,678
Roofoods Ltd. Series F	9/12/17	$119,153
Sonder Holdings, Inc. Series D1	12/20/19	$498,633
Space Exploration Technologies Corp. Series N	8/4/20	$2,198,070
Starry, Inc. Series C	12/8/17	$145,907
Starry, Inc. Series D	3/6/19 - 7/30/20	$791,166
Sweetgreen, Inc. Series C	9/13/19	$21,204
Sweetgreen, Inc. Series D	9/13/19	$341,094
Sweetgreen, Inc. Series H	11/9/18	$2,759,812
Sweetgreen, Inc. Series I	9/13/19	$803,922
The Honest Co., Inc. Series E	9/28/17	$231,376
Topgolf International, Inc. Series F	11/10/17	$127,005
UiPath, Inc. Series A1	6/14/19	$391,117
UiPath, Inc. Series B1	6/14/19	$19,479
UiPath, Inc. Series B2	6/14/19	$97,041
Waymo LLC Series A2	5/8/20	$671,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,192
Fidelity Securities Lending Cash Central Fund	22,334
Total	$32,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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